Notes Payable, Net (Details) - Schedule of notes payable (Parentheticals) - Vehicle [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable, Net (Details) - Schedule of notes payable (Parentheticals) [Line Items]
Monthly payments	$ 539	$ 539
Interest rate	10.80%	10.80%